Segmented information (Tables)	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$1,541	$321	$377	$461	$62	$2,762
Apr. 30	Non-interest income (2)	538	704	141	363	70	1,816
	Total revenue (1)	2,079	1,025	518	824	132	4,578
	Provision for (reversal of) credit losses	654	186	230	222	120	1,412
	Amortization and impairment (3)	57	7	34	2	180	280
	Other non-interest expenses	1,092	552	259	416	105	2,424
	Income (loss) before income taxes	276	280	(5)	184	(273)	462
	Income taxes (1)	73	74	(23)	47	(101)	70
	Net income (loss)	$203	$206	$18	$137	$(172)	$392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(8)	$(8)
	Equity shareholders	203	206	18	137	(164)	400
	Average assets (4)	$260,942	$66,931	$55,981	$226,009	$115,838	$725,701
2020	Net interest income (1)	$1,618	$315	$348	$384	$96	$2,761
Jan. 31	Non-interest income (2)	596	740	159	487	112	2,094
	Total revenue (1)	2,214	1,055	507	871	208	4,855
	Provision for (reversal of) credit losses	215	35	15	(10)	6	261
	Amortization and impairment (3)	57	7	32	3	147	246
	Other non-interest expenses	1,102	554	267	416	480	2,819
	Income (loss) before income taxes	840	459	193	462	(425)	1,529
	Income taxes (1)	223	123	24	127	(180)	317
	Net income (loss)	$617	$336	$169	$335	$(245)	$1,212
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	617	336	169	335	(252)	1,205
	Average assets (4)	$260,661	$65,257	$51,609	$203,972	$98,032	$679,531
2019	Net interest income (1)	$1,538	$288	$337	$262	$35	$2,460
Apr. 30 (5)	Non-interest income (2)	588	710	137	494	153	2,082
	Total revenue (1)	2,126	998	474	756	188	4,542
	Provision for (reversal of) credit losses	229	23	11	–	(8)	255
	Amortization and impairment (3)	25	2	27	1	123	178
	Other non-interest expenses	1,097	529	250	371	163	2,410
	Income (loss) before income taxes	775	444	186	384	(90)	1,699
	Income taxes (1)	207	119	24	101	(100)	351
	Net income (loss)	$568	$325	$162	$283	$10	$1,348
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	568	325	162	283	3	1,341
	Average assets (4)	$258,272	$61,779	$47,939	$182,980	$82,586	$633,556
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $46 million, respectively, for the three months ended April 30, 2020 (January 31, 2020: nil and $49 million, respectively; April 30, 2019: $1 million and $43 million, respectively) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

$ millions, for the six months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$3,159	$636	$725	$845	$158	$5,523
Apr. 30	Non-interest income (2)	1,134	1,444	300	850	182	3,910
	Total revenue (1)	4,293	2,080	1,025	1,695	340	9,433
	Provision for (reversal of) credit losses	869	221	245	212	126	1,673
	Amortization and impairment (3)	114	14	66	5	327	526
	Other non-interest expenses	2,194	1,106	526	832	585	5,243
	Income (loss) before income taxes	1,116	739	188	646	(698)	1,991
	Income taxes (1)	296	197	1	174	(281)	387
	Net income (loss)	$820	$542	$187	$472	$(417)	$1,604
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(1)	$(1)
	Equity shareholders	820	542	187	472	(416)	1,605
	Average assets (4)	$260,800	$66,085	$53,771	$214,869	$106,837	$702,362
2019	Net interest income (1)	$3,101	$601	$682	$554	$118	$5,056
Apr. 30 (5)	Non-interest income (2)	1,189	1,381	271	914	296	4,051
	Total revenue (1)	4,290	1,982	953	1,468	414	9,107
	Provision for (reversal of) credit losses	437	66	27	66	(3)	593
	Amortization and impairment (3)	48	4	54	2	241	349
	Other non-interest expenses	2,401	1,041	497	738	322	4,999
	Income (loss) before income taxes	1,404	871	375	662	(146)	3,166
	Income taxes (1)	374	233	45	173	(189)	636
	Net income (loss)	$1,030	$638	$330	$489	$43	$2,530
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	1,030	638	330	489	32	2,519
	Average assets (4)	$259,057	$60,970	$45,865	$179,721	$81,357	$626,970
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include TEB adjustments of nil and $95 million, respectively, for the six months ended April 30, 2020 ($1 million and $84 million, respectively, for the six months ended April 30, 2019) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.